Goodwill and Intangible Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Amortization Of Intangible Assets Disclosure [Abstract]
Impairment loss on intangible assets		¥ 0	¥ 1,630	¥ 4,620
Amortization expense of intangible assets	$ 459,210	¥ 2,970,000	¥ 1,590,000	¥ 949,850